Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years	12 Months Ended
Dec. 31, 2022
Cementos Pacasmayo S.A.A. [Member]
Entity
Income tax	2018 - 2022
Value-added tax	Dec. 2018 - 2022
Cementos Selva S.A.C. [Member]
Entity
Income tax	2018 - 2022
Value-added tax	Dec. 2018 - 2022
Distribuidora Norte Pacasmayo S.R.L. [Member]
Entity
Income tax	2018 - 2022
Value-added tax	Dec. 2018 - 2022
Empresa de Transmisión Guadalupe S.A.C. [Member]
Entity
Income tax	2018 - 2022
Value-added tax	Dec. 2018 - 2022
Salmueras Sudamericanas S.A. [Member]
Entity
Income tax	2018 - 2022
Value-added tax	Dec. 2018 - 2022
Calizas del Norte S.A.C. (liquidated during 2022) [Member]
Entity
Income tax	2018 - 2022
Value-added tax	Dec. 2018 - 2022
Soluciones Takay S.A.C. [Member]
Entity
Income tax	2019 - 2022
Value-added tax	May to Dec.2019 - 2022